Income Taxes (Details) - A reconciliation of the provision for income taxes - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014	Dec. 31, 2013
A reconciliation of the provision for income taxes [Abstract]
Provision for income taxes at federal statutory rate					$ (3,634,519)	$ (5,528,377)
Federal research and development tax credits					(153,429)	(100,535)
Derivative revaluations and settlements					$ (748,068)	(172,106)
Adjustments related to 2013 Exchange						3,313,162
Expenses not deductible, income not taxable and other					$ (8,699)	64,489
Foreign loss taxed at lower rates					106,920	170,813
Change in federal valuation allowance					4,440,895	2,258,895
Provision for income taxes	$ 0	$ 0	$ 2,000	$ 3,000	$ 3,100	$ 6,341